RELATED PARTY TRANSACTIONS, Related Party Loans (Details) - Sponsor, Affiliate of Sponsor, or Certain of the Company's Officers and Directors [Member] - Working Capital Loans [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Related Party Transactions [Abstract]
Amount of related party transaction | $	$ 1,500,000
Share price (in dollars per share) | $ / shares	$ 1.00